Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Goodwill [Abstract]
Schedule of changes in the carrying amount of goodwill

	2024	2023
	(U.S. $ in thousands )
Balance at January 1,	$100,051	$64,953
Goodwill acquired	—	34,773
Currency translation adjustments	(969)	325
Balance at December 31,	$99,082	$100,051